EMPLOYEE BENEFIT PLANS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expected benefit payments:
Net transfer out of Level 3 assets due to a change in the significance of unobservable inputs for several investments	$ 0
U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	961	$ 1,002
Fair value of plan assets	722	761
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	961	1,002
Accumulated benefit obligation	941	980
Fair value of plan assets	722	761
2016 expected employer contributions:
To plan trusts	6
Expected benefit payments:
2016	67
2017	71
2018	62
2019	65
2020	65
2021-2025	354
Non-U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	2,129	2,945
Fair value of plan assets	1,514	2,206
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,403	2,253
Accumulated benefit obligation	1,312	2,108
Fair value of plan assets	823	$ 1,554
2016 expected employer contributions:
To plan trusts	60
Expected benefit payments:
2016	111
2017	112
2018	116
2019	118
2020	121
2021-2025	$ 650
Other Postretirement Benefit Plans
Health care trend rate
Health care trend rate (as a percent)	7.00%	6.50%
Ultimate health care trend rate (as a percent)	5.00%	5.00%
Effects of one-percent-point change in assumed health care cost trend rates
Effect on postretirement benefit obligation, Increase	$ 2
Effect on postretirement benefit obligation, Decrease	(2)
U.S. Other Postretirement Benefit Plans
2016 expected employer contributions:
To plan trusts	9
Expected benefit payments:
2016	9
2017	7
2018	7
2019	7
2020	7
2021-2025	37
Non-U.S. Other Postretirement Benefit Plans
Expected benefit payments:
2021-2025	$ 2